CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures

	December 31, 2018	December 31, 2017
2016 Debentures (a)	$72,481,375	$90,742,373
2017 Debentures (b)	65,709,509	80,627,593

Convertible Debentures	$138,190,884	$171,369,966

2016 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures Fair Value and Interest Components

	December 31, 2018	December 31, 2017
Fair value of 2016 Debentures, beginning of period	$90,742,373	$70,811,801
Fair value adjustment during the period	(18,260,998)	19,930,572
Interest payable	354,480	350,900

2016 Debentures and interest payable	$72,835,855	$91,093,273
Less: interest payable included in accounts payable & accrued liabilities	(354,480)	(350,900)

2016 Debentures, end of period	$72,481,375	$90,742,373

Summary of Detailed Information about Convertible Debentures, Valuation Assumptions

The inputs used in the 2016 Debentures pricing model as at December 31, 2018 and December 31, 2017 are as follows:

	December 31, 2018		December 31, 2017
Volatility		38%		39.00%
Expected life in years		3.56 years		4.56 years
Risk free interest rate		2.58%		2.23%
Expected dividend yield		0%		0%
Credit spread		25.79%		25.35%
Underlying share price of the Company		$2.41		$3.21
Conversion exercise price	US$	2.3261	US$	2.3261
Exchange rate (C$:US$)		$0.7330		$0.7971

2017 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures Fair Value and Interest Components

	December 31, 2018	December 31, 2017
Fair value of 2017 Debentures, beginning of period	$80,627,593	$73,035,180
Fair value adjustment during the period	(14,918,084)	7,592,413
Interest payable	354,480	350,900

2017 Debentures and interest payable	$66,063,989	$80,978,493
Less: interest payable included in accounts payable & accrued liabilities	(354,480)	(350,900)

2017 Debentures, end of period	$65,709,509	$80,627,593

Summary of Detailed Information about Convertible Debentures, Valuation Assumptions

The inputs used in the 2017 Debentures pricing model as at December 31, 2018 and December 31, 2017 are as follows:

	December 31, 2018		December 31, 2017
Volatility		38%		39.00%
Expected life in years		3.56 years		4.56 years
Risk free interest rate		2.58%		2.23%
Expected dividend yield		0%		0%
Credit spread		25.79%		25.35%
Underlying share price of the Company		$2.41		$3.21
Conversion exercise price	US$	2.6919	US$	2.6919
Exchange rate (C$:US$)		$0.7330		$0.7971